UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05052

Value Line New York Tax Exempt Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 10/31/10 is included with this Form.
Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	October 31, 2010

Principal Amount		Rating (unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (94.8%)

	NEW YORK CITY (23.1%)
$90,000	General Obligation Unlimited, Fiscal 2007, Ser. C, 5.00%, 1/1/17	Aa2		$104,355
350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa2		382,963
	Health & Hospital Corp. Revenue, Revenue Bonds, Health Systems, Ser. A:
250,000	5.00%, 2/15/16	Aa3		283,992
150,000	5.00%, 2/15/15	Aa3		169,139
240,000	Industrial Development Agency, Revenue Bonds, Yankee Stadium-Pilot, NATL-RE Insured, 5.00%, 3/1/11	Baa1		242,988
	Municipal Water Finance Authority, Water and Sewer Revenue, Revenue Bonds:
500,000	Ser.C, 4.75%, 6/15/33	Aa1		519,220
250,000	Ser.DD, 4.50%, 6/15/38	Aa2		252,240
725,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aa3		785,791
400,000	Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		444,340
750,000	Trust for Cultural Resources Revenue Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		826,140
				4,011,168

	NEW YORK STATE (67.2%)
150,000	Convention Center Development, Revenue Bonds, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/44	A1		151,326
100,000	County of Rockland, General Obligation Unlimited, Ser. B, 3.00%, 9/1/21	Aa3		99,356
	Dormitory Authority, Revenue Bonds:
515,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		560,006
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	AA-	*	262,478
710,000	New York University, Ser. B, 5.00%, 7/1/29	Aa3		765,714
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	547,945
900,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	952,974
250,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, MBIA-RE FGIC Insured, 5.00%, 11/15/14	A2		283,423
	Metropolitan Transportation Authority, New York Dedicated Tax Fund:
400,000	Revenue Bonds, Ser. A, FSA Insured, 5.25%, 11/15/24	Aa3		427,576
750,000	Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	798,232
200,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, 4.75%, 2/15/19	AA+	*	227,776
500,000	New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	Aa1		550,160
500,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 6/15/14	Aa1		571,075
100,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.25%, 1/1/12	Aa2		105,605
	New York State Urban Development Corp.:
250,000	Revenue Bonds, Ser. A-1, 5.00%, 1/1/19	AA-	*	291,905
150,000	Revenue Bonds, Ser. B, 5.00%, 11/15/26	AA-	*	166,893
750,000	Revenue Bonds, Ser. C, 5.00%, 12/15/20	AAA	*	872,482
	New York State, General Obligation Unlimited:
500,000	Ser. A, 2.00%, 3/1/13	Aa2		515,250
300,000	Ser. A, 3.00%, 3/1/16	Aa2		320,439
150,000	Port Authority of New York & New Jersey Revenue Bonds, One Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		152,166
100,000	State of New York, General Obligation Unlimited, Ser. C, 5.00%, 4/15/14	Aa2		113,563
	Thruway Authority, Revenue Bonds:
500,000	Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	AA	*	552,795
310,000	Second General Highway and Bridge Trust Fund, Ser. B, 3.00%, 4/1/14	AA	*	330,320

1

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$200,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, 5.00%, 4/1/15	AA	*	$231,372
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21	Aa1		188,860
500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 5.00%, 11/15/26	Aa3		550,340
1,000,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	1,093,610
				11,683,641
	PUERTO RICO (4.5%)
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Refunding Bonds, Ser.L, NATL-RE Insured, 5.25%, 7/1/35	A3		518,295
250,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Ser. C, 5.25%, 8/1/41	A1		260,840
				779,135

	TOTAL MUNICIPAL SECURITIES (94.8%) (Cost $15,788,378)			16,473,944

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (5.2%)				904,451

NET ASSETS (1) (100.0%)				$17,378,395

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($17,378,395 ÷ 1,918,975 shares outstanding)				$9.06

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s
(1)
For federal income tax purposes, the aggregate cost was $15,788,378, aggregate gross unrealized appreciation was $687,577, aggregate gross unrealized depreciation was $2,011 and the net unrealized appreciation was $685,566.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of October 31 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$16,473,944	$0	$16,473,944

Total Investments in Securities	$0	$16,473,944	$0	$16,473,944

As of October 31, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended October 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	December 22, 2010